Earnings per share - summary of reconciliation of earnings used to calculate earnings per share (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Earnings per share [abstract]
Earnings attributable to owners of the parent	£ 3,959	£ 1,859	£ 6,666
Coupon on perpetual hybrid bonds	(29)	(29)	(60)
Tax on coupon on perpetual hybrid bonds	7	6	11
Earnings	£ 3,937	£ 1,836	£ 6,617